UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	3/31/2012

Item 1. Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 6.0%
Precision Castparts Corp.	25,099	$4,339,617
United Technologies Corp.	51,840	4,299,610

		8,639,227

Air Freight & Logistics — 1.9%
Expeditors International of Washington, Inc.	57,266	2,663,442

Automobiles — 3.0%
Harley-Davidson, Inc.	87,215	4,280,512

Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.*	42,299	1,734,682

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	25,905	3,221,805
Morgan Stanley	78,120	1,534,277

		4,756,082

Chemicals — 2.2%
Monsanto Co.	40,181	3,204,837

Communications Equipment — 1.8%
Juniper Networks, Inc.*	113,197	2,589,947

Computers & Peripherals — 9.8%
Apple, Inc.*	16,498	9,890,056
EMC Corp.*	139,581	4,170,680

		14,060,736

Diversified Financial Services — 3.0%
JPMorgan Chase & Co.	93,698	4,308,234

Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	38,734	3,517,047
Whole Foods Market, Inc.	29,184	2,428,109

		5,945,156

Food Products — 3.6%
Kraft Foods, Inc. (Class A Stock)	43,161	1,640,550
Mead Johnson Nutrition Co.	42,098	3,472,243

		5,112,793

Healthcare Providers & Services — 3.5%
Express Scripts, Inc.*	52,501	2,844,504
UnitedHealth Group, Inc.	36,863	2,172,705

		5,017,209

Hotels, Restaurants & Leisure — 2.6%
Starbucks Corp.	67,506	3,772,910

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.*	24,095	4,879,478

Internet Software & Services — 4.1%
Google, Inc. (Class A Stock)*	9,081	5,823,100

IT Services — 7.5%
International Business Machines Corp.	20,529	4,283,376
Mastercard, Inc. (Class A Stock)	10,213	4,294,975
Visa, Inc. (Class A Stock)	17,681	2,086,358

		10,664,709

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	65,934	2,934,722

Media — 2.8%
Walt Disney Co. (The)	91,943	4,025,265

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	44,878	3,515,743
Occidental Petroleum Corp.	20,113	1,915,361
Southwestern Energy Co.*	91,322	2,794,453

		8,225,557

Pharmaceuticals — 8.6%
Johnson & Johnson	59,443	3,920,860
Novo Nordisk A/S (Denmark), ADR	42,186	5,851,620
Shire PLC (Ireland), ADR	26,870	2,545,933

		12,318,413

Road & Rail — 1.7%
Union Pacific Corp.	22,993	2,471,288

Semiconductors & Semiconductor Equipment — 3.2%
Altera Corp.	66,555	2,650,220
Maxim Integrated Products, Inc.	69,370	1,983,288

		4,633,508

Software — 1.5%
Red Hat, Inc.*	35,492	2,125,616

Textiles, Apparel & Luxury Goods — 6.8%
NIKE, Inc. (Class B Stock)	63,697	6,907,303
Ralph Lauren Corp.	15,719	2,740,293

		9,647,596

Wireless Telecommunication Services — 4.0%
Crown Castle International Corp.*	107,375	5,727,383

TOTAL LONG-TERM INVESTMENTS (cost $90,188,218)		139,562,402

SHORT-TERM INVESTMENT — 2.3%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,264,358)(a)	3,264,358	3,264,358

TOTAL INVESTMENTS — 99.9% (cost $93,452,576)(b)		142,826,760
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		91,487

NET ASSETS — 100.0%		$142,918,247

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

PLC—Public Limited Co.

*	Non-income producing security.
(a)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$93,887,487	$49,407,000	$(467,727)	$48,939,273

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$139,562,402	$—	$—
Affiliated Money Market Mutual Fund	3,264,358	—	—

Total	$142,826,760	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provide by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit, spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date May 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2012

*	Print the name and title of each signing officer under his or her signature.